UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Annual Report

March 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2018

Eaton Vance

Floating-Rate Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began on April 1, 2017 was characterized by a significant flattening of the municipal bond yield curve. Long-term interest rates drifted downward from April through October 2017 — despite Federal Reserve Board (the Fed) rate hikes in March and June 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, including anemic inflation, put downward pressure on long-term rates that increased as the period wore on.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipals market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline for issuing advanced refunding bonds. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of significantly lower supply going forward. The net result was rising prices on longer-term debt that drove more dramatic flattening of the yield curve in December 2017.

As the new year began, bond prices reversed direction.

In January 2018, signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Rates rose in February despite a spike in stock market volatility, as incoming Fed chairman Jerome Powell, testifying before U.S. congressional representatives, suggested the strength of the U.S. economy might warrant four interest rate hikes in 2018 — one more than previously projected. Upward pressure on rates continued in March as the Fed announced its first rate hike of the year. But in the closing days of the period, fears of a global trade war sparked by new tariffs proposed by the Trump administration initiated a “flight to quality” that pushed long-term bond prices up and rates downward.

For the 12-month period ended March 31, 2018, the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returned 2.66%. For the period as a whole,

the municipal bond yield curve flattened significantly. Rates rose for AAA-rated6 bonds with maturities of one-to-14 years and declined for issues with maturities of 15-to-30 years. On a price basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across the curve, municipal bonds outperformed comparable U.S. Treasurys.

Fund Performance

For the 12-month period ended March 31, 2018, Eaton Vance Floating-Rate Municipal Income Fund (the Fund) had a total return of 1.22% for Class A shares at net asset value (NAV), outperforming the 0.61% return of the Fund’s benchmark, the Bloomberg Barclays 1 Year Municipal Bond Index (the Index).

The Fund invests primarily in municipal obligations that are exempt from regular federal income tax and municipal floating- rate obligations or fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate. Management did not employ any fixed-rate to floating-rate swaps during the period.

Contributors to Fund performance versus the Index during the period included the Fund’s allocation to floating-rate notes, which outperformed the municipal bonds with maturities of 1-2 years represented in the Index; an underweight in prerefunded, or escrowed, bonds; and an allocation to bonds with maturities greater than two years, which were not represented in the Index. In contrast, detractors from Fund performance relative to the Index included security selection in BBB-rated bonds and security selection in Illinois bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	1.22%	–0.24%	2.13%
Class A with 2.25% Maximum Sales Charge	—	—	–1.10	–0.69	1.90
Class I at NAV	08/03/2010	05/29/1992	1.37	–0.11	2.23
Bloomberg Barclays 1 Year Municipal Bond Index	—	—	0.61%	0.66%	1.34%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				0.63%	0.48%
Net				0.60	0.45

% Distribution Rates/Yields[5]				Class A	Class I
Distribution Rate				1.18%	1.33%
Taxable-Equivalent Distribution Rate				1.99	2.25
SEC 30-day Yield				1.03	1.21
Taxable-Equivalent SEC 30-day Yield				1.74	2.04

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	03/31/2008	$311,788	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Fund Profile

Credit Quality (% of total investments)6

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/19. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.10	$3.00	0.60%
Class I	$1,000.00	$1,005.90	$2.25	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.02	0.60%
Class I	$1,000.00	$1,022.70	$2.27	0.45%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

6

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 99.0%

Security	Principal Amount (000’s omitted)	Value

Education — 5.8%
California Infrastructure and Economic Development Bank, (The Colburn School), 2.58%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,008,320
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	2,000	1,965,420
University of Michigan, 1.85%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	1,995	1,995,658
University of Michigan, (SPA: Northern Trust Co.), 1.60%, 4/1/42(2)	1,640	1,640,000
University of North Carolina at Chapel Hill, 1.515%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,410,374
West Virginia University, 2.11%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,501,080
		$23,520,852

Electric Utilities — 4.6%
California Municipal Finance Authority, (Anaheim System District), 1.93%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$3,300	$3,300,759
Long Island Power Authority, NY, Electric System Revenue, 1.815%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	8,000	8,001,920
Oklahoma Municipal Power Authority, 2.38%, (SIFMA + 0.80%), 8/1/18 (Put Date), 1/1/23(1)	1,135	1,135,216
San Antonio, TX, Electric and Gas Systems Revenue, 2.00%, 12/1/18 (Put Date), 12/1/27	3,500	3,506,370
Seattle, WA, Municipal Light and Power Revenue, 2.26%, (SIFMA + 0.68%), 11/1/18 (Put Date), 5/1/45(1)	500	500,225
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,999,160
		$18,443,650

General Obligations — 19.2%
Bethlehem Area School District Authority, PA, 1.788%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,985	$7,971,425
Bethlehem Area School District Authority, PA, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)(3)	2,000	1,993,160
California, 1.822%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,476,772
California, 1.999%, (70% of 1 mo. USD LIBOR + 0.83%), 12/3/18 (Put Date), 12/1/29(1)	4,300	4,302,494
Connecticut, 2.21%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,003,160
Connecticut, 2.33%, (SIFMA + 0.75%), 3/1/21(1)	275	276,774
Connecticut, 2.43%, (SIFMA + 0.85%), 3/1/22(1)	700	707,000

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Connecticut, 2.60%, (SIFMA + 1.02%), 8/15/20(1)	$3,000	$3,036,390
Everett, WA, 1.98%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,405	1,407,459
Illinois, 5.00%, 11/1/19	3,000	3,095,940
Illinois, 5.00%, 12/1/19	1,000	1,033,450
Illinois, Series 2015B, 5.00%, 11/1/18	1,500	1,521,180
Illinois, Series 2017A, 5.00%, 11/1/18	3,000	3,042,360
Manheim Township School District, PA, 1.602%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,403,060
Massachusetts, 1.648%, (67% of 3 mo. USD LIBOR + 0.46%), 11/1/18(1)	1,500	1,500,435
Massachusetts, 1.738%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	6,400	6,409,728
Massachusetts, 2.18%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,553,250
Mississippi, 1.445%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	3,000	2,994,180
New York, NY, 2.16%, (SIFMA + 0.58%), 8/1/27(1)	2,000	2,001,920
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.73%, 1/1/36(2)	15,000	15,000,000
Texas, (Texas Transportation Commission), 1.96%, (SIFMA + 0.38%), 10/1/18 (Put Date), 10/1/41(1)	4,500	4,500,720
Waxahachie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,500	1,465,695
		$77,696,552

Hospital — 15.6%
Allen County, OH, (Mercy Health), 2.33%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,475
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.082%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,004,410
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.665%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	8,435	8,445,038
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.53%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,429,652
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.324%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,020,140
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.16%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,002,400
Iowa Finance Authority, (Iowa Health System), 2.155%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(4)	12,000	12,012,000
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.68%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,750,000

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.00%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	$10,000	$10,014,500
Michigan Finance Authority, (McLaren Health Care), 1.861%, (68% of 1 mo. USD LIBOR + 0.60%), 10/15/18 (Put Date), 10/15/30(1)	920	920,110
Michigan Finance Authority, (McLaren Health Care), 2.011%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	1,250	1,258,038
Michigan Finance Authority, (Trinity Health Credit Group), 1.782%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,094,747
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.918%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	2,790	2,790,446
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.58%, (SIFMA+ 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	2,987,340
		$62,979,296

Industrial Development Revenue — 2.9%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$1,003,940
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(4)	165	165,148
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,502,445
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.33%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,008,550
		$11,680,083

Insured – General Obligations — 1.6%
Allegheny County, PA, (AGM), 1.738%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$6,465	$6,342,941
		$6,342,941

Insured – Hospital — 0.9%
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (AGM), (LOC: TD Bank, N.A.), 1.70%, 1/15/44(2)	$3,600	$3,600,000
		$3,600,000

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.2%
Metropolitan Transportation Authority, NY, (AGM), 1.595%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$7,500	$7,491,375
Metropolitan Transportation Authority, NY, (AGM), 1.828%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,262,462
		$8,753,837

Insured – Water and Sewer — 1.2%
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.82%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,006,250
		$5,006,250

Lease Revenue / Certificates of Participation — 0.5%
New Jersey Economic Development Authority, (School Facilities Construction), 3.13%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,975,660
		$1,975,660

Other Revenue — 12.5%
Black Belt Energy Gas District, AL, 2.20%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000
California Infrastructure and Economic Development Bank, (Museum Associates), 1.953%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,010,320
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.498%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	5,000	4,991,300
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.774%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,513,640
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.735%, (67% of 1 mo. USD LIBOR + 0.62%), 8/1/19(1)	1,700	1,700,918
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.835%, (67% of 1 mo. USD LIBOR + 0.72%), 8/1/19 (Put Date), 5/1/38(1)	4,105	4,112,266
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.865%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	6,000	6,002,820
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.342%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,013,080
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.63%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	3,000	3,007,650
		$50,351,994

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.1%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$472,779
		$472,779

Special Tax Revenue — 2.8%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.95%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	$3,000	$3,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	60,001
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: TD Bank, N.A.), 1.70%, 11/1/29(2)	8,050	8,050,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	2,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	57,776
		$11,169,777

Transportation — 23.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.736%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$12,000	$12,087,600
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.18%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	3,500	3,523,590
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.28%, (SIFMA + 0.70%), 10/1/19 (Put Date), 4/1/47(1)	1,000	1,005,590
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.68%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,901,047
Denver City and County, CO, Airport System Revenue, 2.025%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	8,675	8,713,864
E-470 Public Highway Authority, CO, 2.154%, (67% of 1 mo. USD LIBOR + 0.90%), 9/1/19 (Put Date), 9/1/39(1)	3,500	3,508,120
Harris County, TX, Toll Road Revenue, 2.28%, (SIFMA + 0.70%), 8/15/18 (Put Date), 8/15/21(1)	2,500	2,501,050
Harris County, TX, Toll Road Revenue, 2.36%, (SIFMA + 0.78%), 8/15/18(1)	6,000	6,014,340
Kansas Department of Transportation, 1.515%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	7,000	7,019,810
Metropolitan Transportation Authority, NY, 1.595%, (67% of 1 mo. USD LIBOR + 0.48%), 11/1/18 (Put Date), 11/1/26(1)	1,500	1,500,165
Metropolitan Transportation Authority, NY, 1.815%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,006,370
Metropolitan Transportation Authority, NY, 2.16%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,033,030

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.58%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	$7,000	$7,008,750
New Jersey Turnpike Authority, 1.645%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,020,930
New Jersey Turnpike Authority, 1.765%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,003,270
North Texas Tollway Authority, 2.25%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	5,600	5,609,688
North Texas Tollway Authority, 2.38%, (SIFMA + 0.80%), 1/1/19 (Put Date), 1/1/50(1)	5,000	5,004,750
Pennsylvania Turnpike Commission, 2.18%, (SIFMA + 0.60%), 12/1/18(1)	1,500	1,501,290
Pennsylvania Turnpike Commission, 2.26%, (SIFMA + 0.68%), 12/1/18(1)	300	300,300
Pennsylvania Turnpike Commission, 2.46%, (SIFMA + 0.88%), 12/1/20(1)	685	693,193
Pennsylvania Turnpike Commission, 2.56%, (SIFMA+ 0.98%), 12/1/21(1)	1,850	1,883,504
Pennsylvania Turnpike Commission, 2.85%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,499,514
Triborough Bridge and Tunnel Authority, NY, 1.815%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,735	6,788,072
		$95,127,837

Water and Sewer — 5.5%
California Department of Water Resources, (Central Valley Project), 1.95%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$10,000	$10,021,000
Louisiana Local Government Environmental Facilities and Community Development Authority, (East Baton Rouge Sewerage Commission), 1.88%, (70% of 1 mo. USD LIBOR + 0.70%), 8/1/18 (Put Date), 2/1/49(1)	4,500	4,501,530
Metropolitan Water District of Southern California, 1.63%, (SIFMA + 0.05%), 7/18/18 (Put Date), 7/1/37(1)	500	500,000
Riverside, CA, Water System Revenue, 2.21%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	7,270	7,270,000
		$22,292,530

Total Tax-Exempt Municipal Securities — 99.0% (identified cost $399,046,388)		$399,414,038

Other Assets, Less Liabilities — 1.0%		$4,041,405

Net Assets — 100.0%		$403,455,443

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

At March 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.1%
New York	14.8%
Others, representing less than 10% individually	68.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 5.9% of total investments are backed by bond insurance of a financial guaranty assurance agency.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(3)	When-issued floating rate security whose interest rate will be determined after March 31, 2018.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $12,177,148 or 3.0% of the Fund’s net assets.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement
USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Statement of Assets and Liabilities

Assets	March 31, 2018
Investments, at value (identified cost, $399,046,388)	$399,414,038
Cash	115,793
Interest receivable	865,673
Receivable for investments sold	5,000
Receivable for Fund shares sold	7,675,856
Total assets	$408,076,360

Liabilities
Payable for investments purchased	$500,156
Payable for when-issued securities	2,000,000
Payable for Fund shares redeemed	1,859,327
Distributions payable	35,194
Payable to affiliates:
Investment adviser fee	110,632
Distribution and service fees	20,199
Other	6,555
Accrued expenses	88,854
Total liabilities	$4,620,917
Net Assets	$403,455,443

Sources of Net Assets
Paid-in capital	$403,668,167
Accumulated distributions in excess of net investment income	(38,364)
Accumulated net realized loss	(542,010)
Net unrealized appreciation	367,650
Net Assets	$403,455,443

Class A Shares
Net Assets	$160,527,919
Shares Outstanding	16,330,380
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.83
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.06

Class I Shares
Net Assets	$242,927,524
Shares Outstanding	24,700,907
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.83

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Statement of Operations

Investment Income	Year Ended March 31, 2018
Interest	$4,666,483
Dividends	17,431
Total investment income	$4,683,914

Expenses
Investment adviser fee	$1,059,713
Distribution and service fees
Class A	208,534
Trustees’ fees and expenses	14,796
Custodian fee	78,695
Transfer and dividend disbursing agent fees	49,799
Legal and accounting services	55,640
Printing and postage	19,399
Registration fees	76,867
Miscellaneous	29,818
Total expenses	$1,593,261

Net investment income	$3,090,653

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,259
Net realized gain	$14,259
Change in unrealized appreciation (depreciation) —
Investments	$901,612
Net change in unrealized appreciation (depreciation)	$901,612

Net realized and unrealized gain	$915,871

Net increase in net assets from operations	$4,006,524

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$3,090,653	$1,300,832
Net realized gain (loss)	14,259	(587,655)
Net change in unrealized appreciation (depreciation)	901,612	664,893
Net increase in net assets from operations	$4,006,524	$1,378,070
Distributions to shareholders —
From net investment income
Class A	$(1,261,123)	$(933,839)
Class I	(1,799,827)	(444,809)
Total distributions to shareholders	$(3,060,950)	$(1,378,648)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$114,618,373	$100,302,879
Class I	192,156,345	149,772,041
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,113,527	545,439
Class I	1,650,689	375,733
Cost of shares redeemed
Class A	(95,073,437)	(91,003,418)
Class I	(90,673,508)	(40,716,557)
Net increase in net assets from Fund share transactions	$123,791,989	$119,276,117

Net increase in net assets	$124,737,563	$119,275,539

Net Assets
At beginning of year	$278,717,880	$159,442,341
At end of year	$403,455,443	$278,717,880

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(38,364)	$(35,365)

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Financial Highlights

	Class A
	Year Ended March 31,
	2018	2017	2016	2015		2014
Net asset value — Beginning of year	$9.800	$9.800	$9.900	$9.900		$10.420

Income (Loss) From Operations
Net investment income(1)	$0.090	$0.064	$0.053	$0.039		$0.166
Net realized and unrealized gain (loss)	0.029	0.005	(0.099)	0.022		(0.511)

Total income (loss) from operations	$0.119	$0.069	$(0.046)	$0.061		$(0.345)

Less Distributions
From net investment income	$(0.089)	$(0.069)	$(0.053)	$(0.041)		$(0.175)
From net realized gain	—	—	(0.001)	(0.020)		—

Total distributions	$(0.089)	$(0.069)	$(0.054)	$(0.061)		$(0.175)

Net asset value — End of year	$9.830	$9.800	$9.800	$9.900		$9.900

Total Return(2)	1.22%	0.71%	(0.46)%	0.62%		(3.33)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$160,528	$139,418	$129,593	$141,537		$55,713
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.60%	0.63%	0.61%	0.65	%(4)	0.72	%(4)
Net investment income	0.92%	0.65%	0.54%	0.40%		1.66%
Portfolio Turnover	78%	71%	7%	103%		115%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Financial Highlights — continued

	Class I
	Year Ended March 31,
	2018	2017	2016	2015		2014
Net asset value — Beginning of year	$9.800	$9.800	$9.910	$9.910		$10.430

Income (Loss) From Operations
Net investment income(1)	$0.106	$0.075	$0.067	$0.052		$0.183
Net realized and unrealized gain (loss)	0.028	0.009	(0.108)	0.024		(0.512)

Total income (loss) from operations	$0.134	$0.084	$(0.041)	$0.076		$(0.329)

Less Distributions
From net investment income	$(0.104)	$(0.084)	$(0.068)	$(0.056)		$(0.191)
From net realized gain	—	—	(0.001)	(0.020)		—

Total distributions	$(0.104)	$(0.084)	$(0.069)	$(0.076)		$(0.191)

Net asset value — End of year	$9.830	$9.800	$9.800	$9.910		$9.910

Total Return(2)	1.37%	0.86%	(0.41)%	0.77%		(3.17)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$242,928	$139,300	$29,849	$34,258		$5,566
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.45%	0.48%	0.46%	0.50	%(4)	0.57	%(4)
Net investment income	1.08%	0.77%	0.69%	0.53%		1.82%
Portfolio Turnover	78%	71%	7%	103%		115%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Institutional MuniFund Term Preferred Shares. Institutional MuniFund Term Preferred Shares are valued in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividends on Institutional MuniFund Term Preferred Shares are accrued daily based on rates that reset weekly.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of March 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2018 and March 31, 2017 was as follows:

	Year Ended March 31,
	2018	2017

Distributions declared from:
Tax-exempt income	$3,060,950	$1,365,555
Ordinary income	$—	$13,093

During the year ended March 31, 2018, accumulated net realized loss was decreased by $32,702 and accumulated distributions in excess of net investment income was increased by $32,702 due to differences between book and tax accounting, primarily for premium amortization and accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$5,330
Deferred capital losses	$(565,877)
Net unrealized appreciation	$383,017
Other temporary differences	$(35,194)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and defaulted bond interest.

At March 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $565,877 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2018, $7,594 are short-term and $558,283 are long-term.

17

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$399,031,021

Gross unrealized appreciation	$796,895
Gross unrealized depreciation	(413,878)

Net unrealized appreciation	$383,017

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more. For the year ended March 31, 2018, the investment adviser fee amounted to $1,059,713 or 0.34% of the Fund’s average daily net assets. Effective October 6, 2017, EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.60% and 0.45% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2019. Pursuant to this agreement, EVM and BMR were allocated no operating expenses for the year ended March 31, 2018.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2018, EVM earned $1,733 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,568 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2018 amounted to $208,534 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $370,680,465 and $236,495,882, respectively, for the year ended March 31, 2018.

18

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Notes to Financial Statements — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2018	2017

Sales	11,671,936	10,235,588
Issued to shareholders electing to receive payments of distributions in Fund shares	113,373	55,645
Redemptions	(9,686,675)	(9,284,879)

Net increase	2,098,634	1,006,354

	Year Ended March 31,
Class I	2018	2017

Sales	19,549,731	15,285,029
Issued to shareholders electing to receive payments of distributions in Fund shares	168,018	38,332
Redemptions	(9,230,968)	(4,153,932)

Net increase	10,486,781	11,169,429

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2018.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$399,414,038	$—	$399,414,038

Total Investments	$—	$399,414,038	$—	$399,414,038

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Floating-Rate Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 18, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2018, the Fund designates 100% of distributions from net investment income as an exempt-interest dividend.

21

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

23

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14727    3.31.18

Eaton Vance

National Limited Maturity Municipal Income Fund

Annual Report

March 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2018

Eaton Vance

National Limited Maturity Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	27

Management and Organization	28

Important Notices	30

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began on April 1, 2017 was characterized by a significant flattening of the municipal bond yield curve. Long-term interest rates drifted downward from April through October 2017 — despite Federal Reserve Board (the Fed) rate hikes in March and June 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, including anemic inflation, put downward pressure on long-term rates that increased as the period wore on.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP- controlled House and Senate released and then passed new tax legislation. The most significant change to the municipals market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline for issuing advanced refunding bonds. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of significantly lower supply going forward. The net result was rising prices on longer-term debt that drove more dramatic flattening of the yield curve in December 2017.

As the new year began, bond prices reversed direction. In January 2018, signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Rates rose in February despite a spike in stock market volatility, as incoming Fed chairman Jerome Powell, testifying before U.S. congressional representatives, suggested the strength of the U.S. economy might warrant four interest rate hikes in 2018 — one more than previously projected. Upward pressure on rates continued in March as the Fed announced its first rate hike of the year. But in the closing days of the period, fears of a global trade war sparked by new tariffs proposed by the Trump administration initiated a “flight to quality” that pushed long-term bond prices up and rates downward.

For the 12-month period ended March 31, 2018, the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returned 2.66%. For the period as a whole,

the municipal bond yield curve flattened significantly. Rates rose for AAA-rated7 bonds with maturities of one-to-14 years and declined for issues with maturities of 15-to-30 years. On a price basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across the curve, municipal bonds outperformed comparable U.S. Treasurys.

Fund Performance

For the 12-month period ended March 31, 2018, Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) had a total return of 1.55% for Class A shares at net asset value (NAV), outperforming the 1.26% return of the Fund’s benchmark, the Bloomberg Barclays 7 Year Municipal Bond Index (the Index).

The Fund’s overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Fund seeks to maintain a dollar-weighted average portfolio duration6 between three and nine years.

While the Index includes only bonds with maturities of six to eight years, the Fund may invest in individual municipal obligations of any maturity and thus own bonds with shorter maturities and longer maturities than the holdings in the Index.

Contributors to Fund performance versus the Index during the period included security selection and an overweight, relative to the Index, in Illinois bonds; an overweight in bonds with maturities longer than eight years; and an overweight in the industrial development revenue sector, which was the best- performing sector in the Index during the period.

In contrast, detractors from Fund performance versus the Index included an overweight in prerefunded, or escrowed, bonds; security selection in zero-coupon bonds; and security selection and an underweight in the leasing sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	1.55%	1.74%	3.23%
Class A with 2.25% Maximum Sales Charge	—	—	–0.76	1.27	2.99
Class C at NAV	12/08/1993	05/22/1992	0.71	0.95	2.45
Class C with 1% Maximum Sales Charge	—	—	–0.27	0.95	2.45
Class I at NAV	10/01/2009	05/22/1992	1.70	1.89	3.34
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	1.26%	2.10%	4.03%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.67%	1.42%	0.52%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.77%	2.01%	2.93%
Taxable-Equivalent Distribution Rate			4.68	3.40	4.95
SEC 30-day Yield			1.77	1.06	1.96
Taxable-Equivalent SEC 30-day Yield			2.98	1.79	3.31

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2008	$12,737	N.A.
Class I	$250,000	03/31/2008	$347,295	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$991.50	$3.33	0.67%
Class C	$1,000.00	$987.30	$7.04	1.42%
Class I	$1,000.00	$992.20	$2.58	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.38	0.67%
Class C	$1,000.00	$1,017.90	$7.14	1.42%
Class I	$1,000.00	$1,022.30	$2.62	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 97.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$213,205
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,558,840
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	301,246
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,952,101
		$6,025,392

Education — 4.2%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$110,220
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,349
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	523,940
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	270,898
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	363,855
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	335,700
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	754,775
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	220,982
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	449,432
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,099,390
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/24	1,110	1,283,360
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	2,917,750
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,513,680
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,783,996
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	545,430
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	553,275
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	586,238
University of California, Series Q, 5.00%, 5/15/21	20	20,079

Security	Principal Amount (000’s omitted)	Value

Education (continued)
University of Massachusetts Building Authority, 5.00%, 11/1/22	$1,750	$1,972,005
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,343,544
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	732,847
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	623,266
		$23,150,011

Electric Utilities — 6.8%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,569,946
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,571,616
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,073,000
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,251,350
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,039,870
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,943,717
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,754,725
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,503,765
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,160,420
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,314,900
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,829,292
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,413,033
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	4,165	4,334,557
		$37,760,191

Escrowed / Prerefunded — 5.8%
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	$3,860	$3,974,179
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), Prerefunded to 6/1/19, 5.00%, 6/1/21	3,000	3,115,410
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,338,496

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/22	$1,250	$1,302,125
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	965	999,663
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,123,743
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/20	525	538,025
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	225	230,141
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	25,563
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,551,400
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,036,600
University of Pittsburgh, PA, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	777,825
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,785	1,849,974
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	5,008,936
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,066,650
		$31,938,730

General Obligations — 10.6%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/24	$1,500	$1,710,390
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/25	1,000	1,156,010
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,284,976
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	704,951
Chester County, PA, 5.00%, 7/15/28	325	338,592
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,115,940
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,595,136
Illinois, 5.00%, 2/1/23	5,000	5,232,900
Illinois, 5.00%, 2/1/25	4,000	4,166,320
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	491,765
Kentwood Public Schools, MI, 4.00%, 5/1/23	950	1,021,772
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,352,411
Massachusetts, 5.00%, 8/1/23	7,500	8,586,600
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	4,051,787

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Millcreek Township School District, PA, 5.00%, 9/15/25	$500	$563,310
New York, NY, 5.00%, 8/1/24	2,000	2,312,960
Oregon, 5.00%, 5/1/28	500	591,710
Oregon, 5.00%, 5/1/29	1,000	1,179,410
Oregon, 5.00%, 8/1/29	500	591,785
Oregon, 5.00%, 11/1/30	1,370	1,608,147
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,341,050
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,112,180
Portland Community College District, OR, 5.00%, 6/15/29(1)	3,500	4,130,560
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	11,521,656
		$58,762,318

Hospital — 9.5%
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$503,385
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	506,885
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,111,320
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	325,617
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	203,539
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	504,315
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	516,755
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,640	2,760,463
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,088,740
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	749,674
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	568,354
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	368,141
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,579,562
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,446,150
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	520,527
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,106,120
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	559,400
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,056,360
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/29	3,200	3,663,872

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	$750	$780,210
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,850,478
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,672,440
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	690,209
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	824,767
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,103,860
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,540,558
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,096,730
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(2)	1,500	1,695,495
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	1,200	1,340,976
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,764,150
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	999,302
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,021,497
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,134,190
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,009,591
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,149,540
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,845,437
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	495,606
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	359,699
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	391,391
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	531,535
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	266,978
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	305,987
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,001,366

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Washington Township Health Care District, CA, 5.50%, 7/1/19	$250	$260,315
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,816,552
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	970	1,108,332
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	724,269
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,394,267
		$52,314,906

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$465,790
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	366,121
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	283,503
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	378,151
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	393,045
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,396,088
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	550	550,154
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	78,850
		$3,911,702

Industrial Development Revenue — 5.4%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,881,856
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,924,236
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	2,300	2,302,070
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,888,705
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	2,995,110

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	$1,880	$1,876,616
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	512,505
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,322,650
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	988,790
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,563,690
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,640,800
		$29,897,028

Insured – Cogeneration — 0.0%(4)
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$230	$231,700
		$231,700

Insured – Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$558,515
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,208,667
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,823,208
		$8,590,390

Insured – Electric Utilities — 0.6%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,278,562
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	504,350
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,254,154
		$3,037,066

Insured – Escrowed / Prerefunded — 0.9%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$1,018,592
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,074,247
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,126,260
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	16,164

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$1,900	$1,849,517
		$5,084,780

Insured – General Obligations — 10.6%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$284,220
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,105,020
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,264,147
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,585,484
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,689,208
Delaware Valley Regional Finance Authority, PA, (AMBAC), 5.50%, 8/1/18	750	759,450
Hillsborough Township School District, NJ, (AGM), 5.375%, 10/1/18	970	987,479
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,780,060
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,164,889
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	705,344
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,842,500
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,502,067
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,029,930
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,193,616
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,468,700
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,044,910
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,101,500
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,915,277
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,233,790
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,740,680
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,993,000
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,955,914
		$58,347,185

Insured – Hospital — 0.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$299,805
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,415	1,251,808
		$1,551,613

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.0%(4)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$173,171
		$173,171

Insured – Special Tax Revenue — 2.8%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,188,810
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,956,650
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,570,750
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,125,300
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,480,862
		$15,322,372

Insured – Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,625	$1,685,548
		$1,685,548

Insured – Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,394,500
		$5,394,500

Insured – Water and Sewer — 2.0%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$539,755
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,426,720
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,196,188
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,634,200
		$10,796,863

Lease Revenue / Certificates of Participation — 1.2%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$296,962
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	295,645
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	538,380
California State Public Works Board, 5.00%, 11/1/26	2,725	3,123,395
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	543,685
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,641,630
		$6,439,697

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,352,628
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,713,915
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,151,870
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.865%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(5)	400	400,188
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	813,997
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	280	280,574
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	740,435
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	654,505
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,115,700
		$8,439,812

Senior Living / Life Care — 4.5%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 2.875%, 9/1/20(2)	$375	$375,311
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(2)	700	700,672
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,977,971
Howard County, MD, (Vantage House), 5.00%, 4/1/21	255	263,137
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.515%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(5)	1,300	1,306,981
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,224,623
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	372,973
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	736,216
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	609,862
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	792,385
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	487,693
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,100,306

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	$1,265	$1,371,804
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	65	65,571
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	396,653
North Oaks, MN, (Waverly Gardens), 3.00%, 10/1/18	1,000	1,006,470
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,290,184
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,465,974
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,538,593
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	974,142
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,297,098
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(2)	3,420	3,360,287
		$24,714,906

Special Tax Revenue — 6.2%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,736,620
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,118,642
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	661,146
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	862,620
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,626,925
Michigan Trunk Line, 5.00%, 11/15/23	600	660,060
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,210,110
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,197,280
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,645,755
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	365	365,010
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,528,520
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,133,019
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	588,650
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	331,244
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	383,011
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,110,320
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	27,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	276	176,367

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	$2,815	$3,148,521
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,680	2,671,103
		$34,182,423

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$7,035	$6,855,889
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,116,690
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,036,850
		$9,009,429

Transportation — 14.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$895,667
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	554,460
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	517,410
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,625,303
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,103,351
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,473,805
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	536,795
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,447,510
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,023,331
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	905,388
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,446,965
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,526,591
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,164,250
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,216,830
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,922,326
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	502,717
Long Beach Harbor Revenue, CA, 5.00%, 5/15/23	500	534,910

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	$2,500	$2,905,100
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,017,458
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,429,137
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,315,750
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	2,943,550
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,387,300
Metropolitan Washington Airport Authority System, DC, (AMT), 5.50%, 10/1/19	5,000	5,093,400
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	2,000	2,011,880
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/28	2,500	2,513,375
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.78%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	4,000	4,017,000
New Jersey Turnpike Authority, 5.00%, 1/1/20	975	998,751
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,400,620
North Texas Tollway Authority, (Dallas North Tollway System), 6.00%, 1/1/23	935	964,088
North Texas Tollway Authority, (Dallas North Tollway System), Prerefunded to 1/1/19, 6.00%, 1/1/23	4,065	4,194,267
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,087,610
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	967,172
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,118,660
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,081,520
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	363,214
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,343,707
		$78,551,168

Water and Sewer — 3.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,103,380
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,091,410
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,077,870
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank N.A.), 1.65%, 6/15/48(6)	8,500	8,500,000

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 1.70%, 6/15/45(6)	$10,000	$10,000,000
		$21,772,660

Total Tax-Exempt Municipal Securities — 97.3% (identified cost $522,663,827)		$537,085,561

Taxable Municipal Securities — 1.2%
Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,154	$2,149,803
		$2,149,803

Other Revenue — 0.0%(4)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$115	$114,995
		$114,995

Senior Living / Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,240,666
		$3,240,666

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,117,226
		$1,117,226

Total Taxable Municipal Securities — 1.2% (identified cost $6,551,303)		$6,622,690

Total Investments — 98.5% (identified cost $529,215,130)		$543,708,251

Other Assets, Less Liabilities — 1.5%		$8,134,309

Net Assets — 100.0%		$551,842,560

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Portfolio of Investments — continued

At March 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	12.3%
Others, representing less than 10% individually	86.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.8% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $14,125,817 or 2.6% of the Fund’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(4)	Amount is less than 0.05%.

(5)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
LIBOR	–	London Interbank Offered Rate
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement
USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Statement of Assets and Liabilities

Assets	March 31, 2018
Investments, at value (identified cost, $529,215,130)	$543,708,251
Cash	6,531,469
Interest receivable	6,188,968
Receivable for investments sold	585,389
Receivable for Fund shares sold	2,545,580
Total assets	$559,559,657

Liabilities
Payable for when-issued securities	$4,099,480
Payable for Fund shares redeemed	2,566,118
Distributions payable	596,502
Payable to affiliates:
Investment adviser fee	185,063
Distribution and service fees	81,449
Accrued expenses	188,485
Total liabilities	$7,717,097
Net Assets	$551,842,560

Sources of Net Assets
Paid-in capital	$554,263,269
Accumulated undistributed net investment income	52,920
Accumulated net realized loss	(16,966,750)
Net unrealized appreciation	14,493,121
Net Assets	$551,842,560

Class A Shares
Net Assets	$189,734,347
Shares Outstanding	19,506,116
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.73
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.95

Class C Shares
Net Assets	$73,533,260
Shares Outstanding	8,058,876
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.12

Class I Shares
Net Assets	$288,574,953
Shares Outstanding	29,657,866
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.73

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Statement of Operations

Investment Income	Year Ended March 31, 2018
Interest	$20,036,648
Total investment income	$20,036,648

Expenses
Investment adviser fee	$2,321,090
Distribution and service fees
Class A	314,359
Class B	861
Class C	779,674
Trustees’ fees and expenses	28,420
Custodian fee	152,565
Transfer and dividend disbursing agent fees	182,805
Legal and accounting services	85,363
Printing and postage	29,980
Registration fees	141,740
Miscellaneous	85,183
Total expenses	$4,122,040

Net investment income	$15,914,608

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,262,370
Net realized gain	$1,262,370
Change in unrealized appreciation (depreciation) —
Investments	$(8,077,960)
Net change in unrealized appreciation (depreciation)	$(8,077,960)

Net realized and unrealized loss	$(6,815,590)

Net increase in net assets from operations	$9,099,018

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$15,914,608	$18,646,463
Net realized gain	1,262,370	413,712
Net change in unrealized appreciation (depreciation)	(8,077,960)	(22,731,477)
Net increase (decrease) in net assets from operations	$9,099,018	$(3,671,302)
Distributions to shareholders —
From net investment income
Class A	$(5,793,532)	$(7,187,735)
Class B	(1,933)	(10,189)
Class C	(1,745,558)	(2,314,003)
Class I	(8,349,773)	(9,069,370)
Total distributions to shareholders	$(15,890,796)	$(18,581,297)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,568,218	$31,966,331
Class B	185	134,629
Class C	5,389,399	8,914,498
Class I	113,217,079	156,224,884
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,677,455	6,019,167
Class B	1,553	9,439
Class C	1,423,740	1,686,678
Class I	2,655,598	2,667,932
Cost of shares redeemed
Class A	(46,088,470)	(92,478,660)
Class B	(140,095)	(265,915)
Class C	(32,866,586)	(26,066,863)
Class I	(110,053,387)	(159,315,428)
Net asset value of shares exchanged
Class A	66,521	141,780
Class B	(66,521)	(141,780)
Net asset value of shares merged*
Class A	66,131	—
Class B	(66,131)	—
Net decrease in net assets from Fund share transactions	$(41,215,311)	$(70,503,308)

Net decrease in net assets	$(48,007,089)	$(92,755,907)

Net Assets
At beginning of year	$599,849,649	$692,605,556
At end of year	$551,842,560	$599,849,649

Accumulated undistributed net investment income included in net assets
At end of year	$52,920	$52,920

*	At the close of business on September 20, 2017, Class B shares were merged into Class A shares.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Financial Highlights

	Class A
	Year Ended March 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.850	$10.160	$10.180	$10.000	$10.380

Income (Loss) From Operations
Net investment income(1)	$0.274	$0.283	$0.298	$0.314	$0.335
Net realized and unrealized gain (loss)	(0.120)	(0.311)	(0.020)	0.179	(0.381)

Total income (loss) from operations	$0.154	$(0.028)	$0.278	$0.493	$(0.046)

Less Distributions
From net investment income	$(0.274)	$(0.282)	$(0.298)	$(0.313)	$(0.334)

Total distributions	$(0.274)	$(0.282)	$(0.298)	$(0.313)	$(0.334)

Net asset value — End of year	$9.730	$9.850	$10.160	$10.180	$10.000

Total Return(2)	1.55%	(0.29)%	2.79%	4.98%	(0.39)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$189,734	$212,891	$275,435	$307,562	$282,612
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.67%	0.67%	0.66%	0.69%	0.68%
Net investment income	2.77%	2.82%	2.95%	3.09%	3.34%
Portfolio Turnover	13%	17%	10%	7%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Financial Highlights — continued

	Class C
	Year Ended March 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.240	$9.530	$9.550	$9.380	$9.740

Income (Loss) From Operations
Net investment income(1)	$0.188	$0.195	$0.209	$0.223	$0.244
Net realized and unrealized gain (loss)	(0.121)	(0.291)	(0.020)	0.169	(0.361)

Total income (loss) from operations	$0.067	$(0.096)	$0.189	$0.392	$(0.117)

Less Distributions
From net investment income	$(0.187)	$(0.194)	$(0.209)	$(0.222)	$(0.243)

Total distributions	$(0.187)	$(0.194)	$(0.209)	$(0.222)	$(0.243)

Net asset value — End of year	$9.120	$9.240	$9.530	$9.550	$9.380

Total Return(2)	0.71%	(1.03)%	2.01%	4.21%	(1.17)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,533	$100,360	$119,453	$124,647	$115,091
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.42%	1.42%	1.41%	1.44%	1.43%
Net investment income	2.02%	2.07%	2.21%	2.34%	2.59%
Portfolio Turnover	13%	17%	10%	7%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Financial Highlights — continued

	Class I
	Year Ended March 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.850	$10.170	$10.190	$10.000	$10.380

Income (Loss) From Operations
Net investment income(1)	$0.289	$0.298	$0.314	$0.328	$0.347
Net realized and unrealized gain (loss)	(0.120)	(0.321)	(0.021)	0.191	(0.377)

Total income (loss) from operations	$0.169	$(0.023)	$0.293	$0.519	$(0.030)

Less Distributions
From net investment income	$(0.289)	$(0.297)	$(0.313)	$(0.329)	$(0.350)

Total distributions	$(0.289)	$(0.297)	$(0.313)	$(0.329)	$(0.350)

Net asset value — End of year	$9.730	$9.850	$10.170	$10.190	$10.000

Total Return(2)	1.70%	(0.24)%	2.94%	5.24%	(0.24)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$288,575	$286,331	$297,168	$239,511	$131,384
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.52%	0.52%	0.51%	0.54%	0.53%
Net investment income	2.92%	2.97%	3.10%	3.23%	3.45%
Portfolio Turnover	13%	17%	10%	7%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

20	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires automatically converted to Class A shares as described in the Fund’s prospectus. At the close of business on September 20, 2017, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2018 and March 31, 2017 was as follows:

	Year Ended March 31,
	2018	2017

Distributions declared from:
Tax-exempt income	$15,566,193	$18,386,367
Ordinary income	$324,603	$194,930

During the year ended March 31, 2018, accumulated net realized loss was decreased by $12,944,289, accumulated undistributed net investment income was decreased by $23,812 and paid-in capital was decreased by $12,920,477 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$705,922
Capital loss carryforwards and deferred capital losses	$(17,451,986)
Net unrealized appreciation	$14,921,857
Other temporary differences	$(596,502)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and defaulted bond interest.

22

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Notes to Financial Statements — continued

At March 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $6,473,142 and deferred capital losses of $10,978,844 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on March 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2018, $10,978,844 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$528,786,394

Gross unrealized appreciation	$18,258,411
Gross unrealized depreciation	(3,336,554)

Net unrealized appreciation	$14,921,857

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2018, the investment adviser fee amounted to $2,321,090 or 0.40% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2018, EVM earned $13,652 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,423 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2018 amounted to $314,359 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and, prior to the close of business on September 20, 2017, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to

23

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Notes to Financial Statements — continued

0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2018, the Fund paid or accrued to EVD $717 and $649,728 for Class B and Class C shares, respectively.

Pursuant to the Class B (prior to the close of business on September 20, 2017) and Class C Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2018 amounted to $144 and $129,946 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, were further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on September 20, 2017, on redemptions of Class B shares made within four years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended March 31, 2018, the Fund was informed that EVD received approximately $1,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $72,423,177 and $109,464,750, respectively, for the year ended March 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2018	2017

Sales	2,069,213	3,199,829
Issued to shareholders electing to receive payments of distributions in Fund shares	472,893	599,880
Redemptions	(4,659,068)	(9,305,182)
Exchange from Class B shares	6,668	14,279
Merger from Class B shares	6,624	—

Net decrease	(2,103,670)	(5,491,194)

	Year Ended March 31,
Class B	2018(1)	2017

Sales	18	13,504
Issued to shareholders electing to receive payments of distributions in Fund shares	156	940
Redemptions	(14,075)	(27,064)
Exchange to Class A shares	(6,665)	(14,270)
Merger to Class A shares	(6,621)	—

Net decrease	(27,187)	(26,890)

24

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Notes to Financial Statements — continued

	Year Ended March 31,
Class C	2018	2017

Sales	580,295	944,798
Issued to shareholders electing to receive payments of distributions in Fund shares	153,478	179,275
Redemptions	(3,535,078)	(2,793,436)

Net decrease	(2,801,305)	(1,669,363)

	Year Ended March 31,
Class I	2018	2017

Sales	11,468,854	15,654,303
Issued to shareholders electing to receive payments of distributions in Fund shares	268,462	265,839
Redemptions	(11,134,427)	(16,093,528)

Net increase (decrease)	602,889	(173,386)

(1)	Offering of Class B shares was discontinued during the year ended March 31, 2018 (see Note 1).

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$537,085,561	$—	$537,085,561
Taxable Municipal Securities	—	6,622,690	—	6,622,690

Total Investments	$—	$543,708,251	$—	$543,708,251

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 18, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

26

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2018, the Fund designates 97.96% of distributions from net investment income as an exempt-interest dividend.

27

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

28

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14728    3.31.18

Eaton Vance

New York Municipal Opportunities Fund

Annual Report

March 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2018

Eaton Vance

New York Municipal Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Management and Organization	24

Important Notices	26

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began on April 1, 2017 was characterized by a significant flattening of the municipal bond yield curve. Long-term interest rates drifted downward from April through October 2017 — despite Federal Reserve Board (the Fed) rate hikes in March and June 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, including anemic inflation, put downward pressure on long-term rates that increased as the period wore on.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipals market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline for issuing advanced refunding bonds. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of significantly lower supply going forward. The net result was rising prices on longer-term debt that drove more dramatic flattening of the yield curve in December 2017.

As the new year began, bond prices reversed direction. In January 2018, signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Rates rose in February despite a spike in stock market volatility, as incoming Fed chairman Jerome Powell, testifying before U.S. congressional representatives, suggested the strength of the U.S. economy might warrant four interest rate hikes in 2018 — one more than previously projected. Upward pressure on rates continued in March as the Fed announced its first rate hike of the year. But in the closing days of the period, fears of a global trade war sparked by new tariffs proposed by the Trump administration initiated a “flight to quality” that pushed long-term bond prices up and rates downward.

For the 12-month period ended March 31, 2018, the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returned 2.66%. For the period as a whole, the municipal bond yield curve flattened significantly. Rates rose for AAA-rated6 bonds with maturities of one-to-14 years and declined for issues with maturities of 15-to-30 years. On a price basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across the curve, municipal bonds outperformed comparable U.S. Treasurys.

Fund Performance

For the 12-month period ended March 31, 2018, Eaton Vance New York Municipal Opportunities Fund (the Fund) had a total return of 1.30% for Class A shares at net asset value (NAV), underperforming the 2.66% return of the Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index (the Index).

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities, principally in the New York municipal bond market, virtually anywhere on the yield curve, anywhere on the credit curve, and across different sectors. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

Detractors from Fund performance versus the Index during the period included an underweight, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; an underweight in bonds with 12 or more years remaining to maturity; and an overweight and security selection in insured Puerto Rico bonds. The Fund’s insured Puerto Rico holding was insured by a municipal bond insurer. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

In contrast, contributors to Fund performance relative to the Index included an overweight in the health care sector, which was the best-performing sector in the Index during the period; an overweight in the industrial development revenue (IDR) sector; security selection in Illinois bonds; and an overweight in bonds rated BBB and below. The Fund sold the Illinois bonds during the period. The Fund’s allocation to below-investment-grade debt, which included some of its holdings in the health care and IDR sectors, helped performance versus the Index during a period when lower-rated bonds in general outperformed higher-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	1.30%	1.28%	2.63%
Class A with 2.25% Maximum Sales Charge	—	—	–0.93	0.82	2.40
Class C at NAV	12/08/1993	05/29/1992	0.48	0.50	1.87
Class C with 1% Maximum Sales Charge	—	—	–0.51	0.50	1.87
Class I at NAV	08/03/2010	05/29/1992	1.45	1.43	2.75
Bloomberg Barclays Municipal Bond Index	—	—	2.66%	2.73%	4.40%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.75%	1.51%	0.61%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.40%	1.63%	2.55%
Taxable-Equivalent Distribution Rate			4.45	3.02	4.72
SEC 30-day Yield			1.87	1.17	2.06
Taxable-Equivalent SEC 30-day Yield			3.46	2.16	3.82

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2008	$12,034	N.A.
Class I	$250,000	03/31/2008	$327,856	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$990.50	$3.82	0.77%
Class C	$1,000.00	$986.80	$7.53	1.52%
Class I	$1,000.00	$991.30	$3.08	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88	0.77%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,021.80	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

6

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 93.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.0%
New York Environmental Facilities Corp., Green Bonds, 5.00%, 2/15/23	$150	$170,841
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/38	500	583,795
		$754,636

Cogeneration — 1.2%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$535	$534,963
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	365	365,142
		$900,105

Education — 10.3%
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	$300	$346,365
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	378,655
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	228,544
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	882,252
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	997,085
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,056,015
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,015,625
Monroe County Industrial Development Corp., (University of Rochester), 5.00%, 7/1/26	425	504,399
Monroe County Industrial Development Corp., (University of Rochester), Series 2017D, 4.00%, 7/1/43	300	311,025
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	281,710
New York Dormitory Authority, (New York University), 5.00%, 7/1/23	1,200	1,372,560
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	524,930
		$7,899,165

Electric Utilities — 2.2%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/26	$500	$586,415
Utility Debt Securitization Authority, 5.00%, 6/15/26	1,000	1,145,730
		$1,732,145

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 1.1%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$800	$830,568
		$830,568

General Obligations — 9.4%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,094,365
Livingston County, 4.50%, 5/1/23	500	547,065
Long Beach City School District, 4.00%, 5/1/24	1,000	1,103,660
Nassau County, 5.00%, 10/1/26	1,000	1,172,720
New York, 4.00%, 8/1/34	500	530,880
New York City, 4.00%, 8/1/32	460	489,123
Syracuse Industrial Development Agency, (Syracuse City School District), 5.00%, 5/1/28	500	590,505
Syracuse, 5.00%, 6/15/23	135	154,258
Syracuse, 5.00%, 6/15/24	490	569,713
Westchester County, 4.00%, 7/1/29	860	970,407
		$7,222,696

Hospital — 12.0%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	$1,390	$1,431,255
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,024,800
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	878,261
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,082,610
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	559,500
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,002,790
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.918%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	255	255,041
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	792,177
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	441,352
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	668,490
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	500	556,495
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(2)	500	565,165
		$9,257,936

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 3.7%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$345,846
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	347,883
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	300	345,306
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	1,000	1,008,530
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/23	195	218,060
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	187,003
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	194,822
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	196,039
		$2,843,489

Industrial Development Revenue — 4.5%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,500	$1,497,555
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	910,760
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	535	534,037
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	550	550,286
		$3,492,638

Insured – Education — 3.7%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,513,649
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,322,688
		$2,836,337

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,027,593
		$2,027,593

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 0.1%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$50	$50,900
		$50,900

Insured – General Obligations — 4.6%
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	$730	$784,662
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	551,790
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	819,893
Rockland County, (AGM), 5.00%, 3/1/23	250	278,588
Suffolk County, (AGM), 5.00%, 10/15/26	950	1,113,162
		$3,548,095

Insured – Special Tax Revenue — 5.8%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,403,139
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,074,580
		$4,477,719

Other Revenue — 3.7%
Albany Parking Authority, 5.00%, 7/15/23	$700	$785,344
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	1,200	1,196,832
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	546,809
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	308,068
		$2,837,053

Senior Living / Life Care — 6.5%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$885,322
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,629,891
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	780,233
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	555	564,402
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	634,356
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	530,350
		$5,024,554

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 2.6%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,049,920
		$2,049,920

Special Tax Revenue — 7.0%
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 5/1/19, 5.00%, 5/1/24	$1,900	$1,969,350
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/30	400	430,880
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	495	516,364
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	1,000	1,181,860
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	1,090	1,277,633
		$5,376,087

Transportation — 10.2%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/26	$225	$263,509
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/27	200	236,634
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/32	935	995,018
New York Thruway Authority, 5.00%, 1/1/27	1,000	1,188,320
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	660,079
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	303,102
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,084,650
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	904,058
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	1,000	1,178,820
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/31	855	1,007,660
		$7,821,850

Water and Sewer — 1.0%
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	$725	$762,019
		$762,019

Total Tax-Exempt Municipal Securities — 93.2% (identified cost $70,881,618)		$71,745,505

Taxable Municipal Securities — 3.6%
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,842,720
		$1,842,720

Transportation — 1.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$934,280
		$934,280

Total Taxable Municipal Securities — 3.6% (identified cost $3,000,000)		$2,777,000

Miscellaneous — 0.6%
Security	Units	Value

Real Estate — 0.6%
CMS Liquidating Trust(2)(3)(4)	150	$429,777

Total Miscellaneous — 0.6% (identified cost $480,000)		$429,777

Total Investments — 97.4% (identified cost $74,361,618)		$74,952,282

Other Assets, Less Liabilities — 2.6%		$1,984,633

Net Assets — 100.0%		$76,936,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 17.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.5% to 8.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $4,656,362 or 6.1% of the Fund’s net assets.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments — continued

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Statement of Assets and Liabilities

Assets	March 31, 2018
Investments, at value (identified cost, $74,361,618)	$74,952,282
Cash	1,168,737
Interest receivable	916,538
Receivable for investments sold	16,019
Receivable for Fund shares sold	70,048
Total assets	$77,123,624

Liabilities
Payable for Fund shares redeemed	$36,835
Distributions payable	34,981
Payable to affiliates:
Investment adviser fee	25,751
Distribution and service fees	18,141
Accrued expenses	71,001
Total liabilities	$186,709
Net Assets	$76,936,915

Sources of Net Assets
Paid-in capital	$79,020,287
Accumulated undistributed net investment income	7,339
Accumulated net realized loss	(2,681,375)
Net unrealized appreciation	590,664
Net Assets	$76,936,915

Class A Shares
Net Assets	$44,330,231
Shares Outstanding	4,589,714
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.66
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.88

Class C Shares
Net Assets	$16,306,149
Shares Outstanding	1,775,687
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.18

Class I Shares
Net Assets	$16,300,535
Shares Outstanding	1,687,604
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.66

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Statement of Operations

Investment Income	Year Ended March 31, 2018
Interest	$2,768,778
Dividends	16,525
Total investment income	$2,785,303

Expenses
Investment adviser fee	$344,062
Distribution and service fees
Class A	74,436
Class C	172,782
Trustees’ fees and expenses	4,715
Custodian fee	38,511
Transfer and dividend disbursing agent fees	36,535
Legal and accounting services	51,967
Printing and postage	15,065
Registration fees	6,108
Miscellaneous	23,825
Total expenses	$768,006

Net investment income	$2,017,297

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$18,133
Net realized gain	$18,133
Change in unrealized appreciation (depreciation) —
Investments	$(872,543)
Net change in unrealized appreciation (depreciation)	$(872,543)

Net realized and unrealized loss	$(854,410)

Net increase in net assets from operations	$1,162,887

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$2,017,297	$2,341,212
Net realized gain	18,133	1,066,720
Net change in unrealized appreciation (depreciation)	(872,543)	(4,234,074)
Net increase (decrease) in net assets from operations	$1,162,887	$(826,142)
Distributions to shareholders —
From net investment income
Class A	$(1,202,318)	$(1,377,264)
Class C	(321,944)	(479,708)
Class I	(468,216)	(461,452)
Total distributions to shareholders	$(1,992,478)	$(2,318,424)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,944,375	$13,828,168
Class C	821,113	2,584,410
Class I	4,229,976	9,181,696
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,024,589	1,193,124
Class C	230,971	334,104
Class I	254,211	242,062
Cost of shares redeemed
Class A	(12,138,361)	(9,015,798)
Class C	(7,365,227)	(5,659,539)
Class I	(5,850,641)	(4,578,290)
Net increase (decrease) in net assets from Fund share transactions	$(14,848,994)	$8,109,937

Net increase (decrease) in net assets	$(15,678,585)	$4,965,371

Net Assets
At beginning of year	$92,615,500	$87,650,129
At end of year	$76,936,915	$92,615,500

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$7,339	$(14,368)

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Financial Highlights

	Class A
	Year Ended March 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.770	$10.090	$10.110	$10.030	$10.410

Income (Loss) From Operations
Net investment income(1)	$0.241	$0.269	$0.275	$0.295	$0.307
Net realized and unrealized gain (loss)	(0.113)	(0.322)	(0.023)	0.077	(0.382)

Total income (loss) from operations	$0.128	$(0.053)	$0.252	$0.372	$(0.075)

Less Distributions
From net investment income	$(0.238)	$(0.267)	$(0.272)	$(0.292)	$(0.305)

Total distributions	$(0.238)	$(0.267)	$(0.272)	$(0.292)	$(0.305)

Net asset value — End of year	$9.660	$9.770	$10.090	$10.110	$10.030

Total Return(2)	1.30%	(0.55)%	2.54%	3.74%	(0.69)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,330	$51,983	$47,738	$51,458	$52,346
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.75%	0.74%	0.75%	0.77%	0.76%
Net investment income	2.45%	2.70%	2.74%	2.91%	3.05%
Portfolio Turnover	66%	68%	9%	8%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Financial Highlights — continued

	Class C
	Year Ended March 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.290	$9.590	$9.610	$9.540	$9.900

Income (Loss) From Operations
Net investment income(1)	$0.159	$0.185	$0.190	$0.208	$0.220
Net realized and unrealized gain (loss)	(0.113)	(0.302)	(0.023)	0.067	(0.362)

Total income (loss) from operations	$0.046	$(0.117)	$0.167	$0.275	$(0.142)

Less Distributions
From net investment income	$(0.156)	$(0.183)	$(0.187)	$(0.205)	$(0.218)

Total distributions	$(0.156)	$(0.183)	$(0.187)	$(0.205)	$(0.218)

Net asset value — End of year	$9.180	$9.290	$9.590	$9.610	$9.540

Total Return(2)	0.48%	(1.24)%	1.77%	2.90%	(1.42)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,306	$22,763	$26,312	$26,342	$25,778
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.50%	1.50%	1.50%	1.52%	1.51%
Net investment income	1.71%	1.95%	1.99%	2.16%	2.29%
Portfolio Turnover	66%	68%	9%	8%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Financial Highlights — continued

	Class I
	Year Ended March 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.770	$10.090	$10.110	$10.030	$10.410

Income (Loss) From Operations
Net investment income(1)	$0.255	$0.284	$0.290	$0.308	$0.323
Net realized and unrealized gain (loss)	(0.112)	(0.322)	(0.023)	0.079	(0.383)

Total income (loss) from operations	$0.143	$(0.038)	$0.267	$0.387	$(0.060)

Less Distributions
From net investment income	$(0.253)	$(0.282)	$(0.287)	$(0.307)	$(0.320)

Total distributions	$(0.253)	$(0.282)	$(0.287)	$(0.307)	$(0.320)

Net asset value — End of year	$9.660	$9.770	$10.090	$10.110	$10.030

Total Return(2)	1.45%	(0.40)%	2.70%	3.89%	(0.54)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,301	$17,869	$13,601	$12,101	$6,225
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.60%	0.60%	0.60%	0.62%	0.61%
Net investment income	2.60%	2.85%	2.89%	3.04%	3.20%
Portfolio Turnover	66%	68%	9%	8%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

17

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2018 and March 31, 2017 was as follows:

	Year Ended March 31,
	2018	2017

Distributions declared from:
Tax-exempt income	$1,869,897	$2,191,261
Ordinary income	$122,581	$127,163

During the year ended March 31, 2018, accumulated net realized loss was decreased by $2,588,931, accumulated undistributed net investment income was decreased by $3,112 and paid-in capital was decreased by $2,585,819 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization, accretion of market discount and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$42,320
Capital loss carryforwards and deferred capital losses	$(2,760,627)
Net unrealized appreciation	$669,916
Other temporary differences	$(34,981)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to investments in partnerships, the timing of recognizing distributions to shareholders, premium amortization and accretion of market discount.

At March 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $1,022,603 and deferred capital losses of $1,738,024 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on March 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2018, $1,708,816 are short-term and $29,208 are long-term.

18

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,282,366

Gross unrealized appreciation	$1,558,137
Gross unrealized depreciation	(888,221)

Net unrealized appreciation	$669,916

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the year ended March 31, 2018, the investment adviser fee amounted to $344,062 or 0.40% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2018, EVM earned $6,277 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $516 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2018 amounted to $74,436 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2018, the Fund paid or accrued to EVD $143,985 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2018 amounted to $28,797 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2018, the Fund was informed that EVD received approximately $1,000 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.

19

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $56,382,692 and $71,001,512, respectively, for the year ended March 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2018	2017

Sales	401,540	1,383,185
Issued to shareholders electing to receive payments of distributions in Fund shares	104,426	119,771
Redemptions	(1,237,253)	(913,718)

Net increase (decrease)	(731,287)	589,238

	Year Ended March 31,
Class C	2018	2017

Sales	88,190	269,909
Issued to shareholders electing to receive payments of distributions in Fund shares	24,766	35,230
Redemptions	(788,053)	(597,382)

Net decrease	(675,097)	(292,243)

	Year Ended March 31,
Class I	2018	2017

Sales	430,776	922,017
Issued to shareholders electing to receive payments of distributions in Fund shares	25,919	24,277
Redemptions	(598,110)	(465,288)

Net increase (decrease)	(141,415)	481,006

8 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2018.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

20

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$71,745,505	$—	$71,745,505
Taxable Municipal Securities	—	2,777,000	—	2,777,000
Miscellaneous	—	—	429,777	429,777

Total Investments	$—	$74,522,505	$429,777	$74,952,282

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2018 is not presented.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

21

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance New York Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance New York Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 18, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2018, the Fund designates 93.85% of distributions from net investment income as an exempt-interest dividend.

23

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

24

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23362    3.31.18

Eaton Vance

Short Duration Municipal Opportunities Fund

Annual Report

March 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2018

Eaton Vance

Short Duration Municipal Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	23

Federal Tax Information	24

Management and Organization	25

Important Notices	28

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began on April 1, 2017 was characterized by a significant flattening of the municipal bond yield curve. Long-term interest rates drifted downward from April through October 2017 — despite Federal Reserve Board (the Fed) rate hikes in March and June 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, including anemic inflation, put downward pressure on long-term rates that increased as the period wore on.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipals market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline for issuing advanced refunding bonds. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of significantly lower supply going forward. The net result was rising prices on longer-term debt that drove more dramatic flattening of the yield curve in December 2017.

As the new year began, bond prices reversed direction. In January 2018, signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Rates rose in February despite a spike in stock market volatility, as incoming Fed chairman Jerome Powell, testifying before U.S. congressional representatives, suggested the strength of the U.S. economy might warrant four interest rate hikes in 2018 — one more than previously projected. Upward pressure on rates continued in March as the Fed announced its first rate hike of the year. But in the closing days of the period, fears of a global trade war sparked by new tariffs proposed by the Trump administration initiated a “flight to quality” that pushed long-term bond prices up and rates downward.

For the 12-month period ended March 31, 2018, the Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returned 2.66%. For the period as a whole, the municipal bond yield curve flattened significantly. Rates rose for AAA-rated6 bonds with maturities of one-to-14 years and declined for issues with maturities of 15-to-30 years. On a price basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across the curve, municipal bonds outperformed comparable U.S. Treasurys.

Fund Performance

For the 12-month period ended March 31, 2018, Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) had a total return of 3.36% for Class A shares at net asset value (NAV), outperforming the 0.92% return of the Fund’s benchmark, the Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index (the Index).

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the credit curve, across different sectors and different state issuers, while maintaining an average weighted duration7 below 4.5 years. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

Contributors to Fund performance relative to the Index during the period included security selection and an overweight, relative to the Index, in Illinois bonds; security selection and an overweight in the industrial development revenue (IDR) sector, which was the best-performing sector in the Index during the period; and security selection and an overweight in the health care sector. The Fund’s allocation to below-investment-grade debt, which included some of its holdings in the health care and IDR sectors, helped performance versus the Index during a period when lower-rated bonds in general outperformed higher-rated bonds.

In contrast, detractors from Fund performance versus the Index included security selection in New Jersey bonds; an overweight in zero duration daily- and weekly-reset money market obligations; and security selection in insured Puerto Rico bonds. The Fund’s insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	3.36%	1.95%	2.98%
Class A with 2.25% Maximum Sales Charge	—	—	1.00	1.48	2.74
Class C at NAV	12/08/1993	06/01/1992	2.64	1.17	2.20
Class C with 1% Maximum Sales Charge	—	—	1.64	1.17	2.20
Class I at NAV	08/03/2010	06/01/1992	3.51	2.10	3.08
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	0.92%	1.56%	3.06%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.02%	1.79%	0.79%
Net			0.71	1.46	0.56

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.08%	1.30%	2.23%
Taxable-Equivalent Distribution Rate			3.51	2.20	3.77
SEC 30-day Yield			1.95	1.23	2.14
Taxable-Equivalent SEC 30-day Yield			3.29	2.08	3.61

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2008	$12,439	N.A.
Class I	$250,000	03/31/2008	$338,564	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.50	$3.49	**	0.70%
Class C	$1,000.00	$998.30	$7.22	**	1.45%
Class I	$1,000.00	$1,003.20	$2.75	**	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.53	**	0.70%
Class C	$1,000.00	$1,017.70	$7.29	**	1.45%
Class I	$1,000.00	$1,022.20	$2.77	**	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 89.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.7%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.58%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$999,980
		$999,980

Education — 10.0%
Connecticut Health and Educational Facilities Authority, (The Hotchkiss School), (SPA: TD Bank, N.A.), 1.58%, 7/1/30(2)	$4,000	$4,000,000
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/21	650	712,231
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/22	1,000	1,117,570
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	388,380
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	669,612
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.70%, 7/1/33(3)	5,000	5,000,000
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	519,681
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	204,874
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 1.72%, 10/1/39(3)	1,045	1,045,000
		$13,657,348

Electric Utilities — 4.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$3,956,360
Long Island Power Authority, NY, Electric System Revenue, 1.815%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	500	500,120
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	427,288
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	677,370
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	571,215
		$6,132,353

Escrowed / Prerefunded — 0.5%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$675	$699,246
		$699,246

Security	Principal Amount (000’s omitted)	Value

General Obligations — 11.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/24	$1,000	$1,140,260
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,566
Chicago, IL, 5.00%, 12/1/22	1,000	1,050,220
Chicago, IL, 5.625%, 1/1/29	1,000	1,098,710
Dallas, TX, 5.00%, 2/15/23	1,000	1,103,220
Dallas, TX, 5.00%, 2/15/26	1,000	1,145,940
Honolulu City and County, HI, 1.67%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	1,000,380
Illinois, 0.00%, 8/1/18	275	272,349
Illinois, 0.00%, 8/1/20	265	243,713
Illinois, 0.00%, 8/1/21	200	176,740
Illinois, 5.00%, 1/1/19	120	122,042
Illinois, 5.00%, 12/1/19	2,500	2,583,625
Illinois, 5.00%, 1/1/20	750	770,760
Illinois, 5.00%, 2/1/22	370	384,722
Illinois, 5.00%, 6/1/22	265	276,289
Los Rios Community College District, CA, (Liq: Citibank, N.A.), 1.68%, 8/1/30(2)(4)	3,000	3,000,000
Oyster Bay, NY, 2.50%, 6/1/18	500	500,345
Union City, NJ, 5.00%, 11/1/23	1,000	1,110,130
		$16,000,011

Hospital — 11.3%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$450	$500,049
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	164,559
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	194,038
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.082%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,004,410
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.665%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	1,000	1,001,190
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,085,650
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	263,288
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	555	604,251
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,214,240
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,106,120

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	$250	$279,938
Kanabec County, MN, (FirstLight Health System), 2.75%, 12/1/19	2,250	2,251,282
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	607,342
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	198,096
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	745,429
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,060,280
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.918%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	250	250,040
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23(5)	1,250	1,386,700
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24(5)	500	559,365
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,026,290
		$15,502,557

Housing — 2.2%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,088,750
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	552,825
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University), 4.00%, 4/1/23	1,295	1,380,638
		$3,022,213

Industrial Development Revenue — 3.7%
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(4)(5)	$875	$876,085
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(4)	500	500,375
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(4)	500	520,065
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	805	803,551
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(4)	800	801,264
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(4)	500	592,465

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.33%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	$1,000	$1,000,950
		$5,094,755

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	$320	$318,585
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,640	1,622,075
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	169,794
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	324,607
		$2,435,061

Insured – General Obligations — 3.4%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$262,880
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,700,358
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	911,560
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	523,189
Puerto Rico, (AGC), 5.00%, 7/1/24	125	125,294
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	135,090
		$4,658,371

Insured – Other Revenue — 0.9%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,168,271
		$1,168,271

Insured – Special Tax Revenue — 0.3%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$430	$417,293
		$417,293

Insured – Transportation — 0.5%
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	$645	$624,489
		$624,489

Lease Revenue / Certificates of Participation — 1.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,247,740
		$2,247,740

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 5.4%
Albany Parking Authority, NY, 5.00%, 7/15/19	$160	$165,861
Albany Parking Authority, NY, 5.00%, 7/15/20	575	610,644
Albany Parking Authority, NY, 5.00%, 7/15/21	635	689,109
Albany Parking Authority, NY, 5.00%, 7/15/22	705	779,772
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,073,440
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(4)	1,000	1,007,500
Main Street Natural Gas, Inc., GA, 1.865%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	2,000	1,988,960
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.41%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,002,550
		$7,317,836

Senior Living / Life Care — 15.8%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	$225	$244,935
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	200	219,606
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	277,523
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	278,845
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	325	342,092
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	306,124
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	336,215
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	463,084
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	200	202,772
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	215,882
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	311,532
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	313,683
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	486,985
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	500	543,695
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	575	575,184
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	1,008,154

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$288,599
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(4)	500	513,830
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(4)	515	538,067
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(4)	500	517,860
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(4)	400	412,444
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	573,059
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,000	1,085,020
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(4)	1,250	1,268,175
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	749,482
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	500	500,390
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	1,100	1,098,416
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,498,635
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	999,120
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(4)	520	520,016
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(4)	2,000	2,008,020
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	255,870
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	222,553
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,092,180
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(4)	500	499,065
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22(5)	200	210,096
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23(5)	250	262,178
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24(5)	365	379,253
		$21,618,639

Special Tax Revenue — 0.8%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.95%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	$500	$500,000

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
South Village Community Development District, FL, 2.00%, 5/1/18	$290	$290,061
South Village Community Development District, FL, 2.00%, 5/1/19	300	300,126
		$1,090,187

Student Loan — 1.5%
Connecticut Higher Education Supplement Loan Authority, (AMT), 4.00%, 11/15/18	$175	$176,937
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	550	583,886
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	814,192
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	523,110
		$2,098,125

Transportation — 7.5%
Denver City and County, CO, Airport System Revenue, 2.025%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$480	$482,150
E-470 Public Highway Authority, CO, 2.292%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,009,990
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,073,720
Florida Development Finance Corp., (Brightline Passenger Rail), (AMT), 5.625% to 1/1/28 (Put Date), 1/1/47(4)	2,000	2,060,960
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,090,510
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,642,149
Pennsylvania Turnpike Commission, 2.56%, (SIFMA+ 0.98%), 12/1/21(1)	2,150	2,188,937
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	330,849
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	350	391,265
		$10,270,530

Water and Sewer — 4.9%
California Department of Water Resources, (Central Valley Project), 1.95%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$501,050
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 1.73%, 6/15/50(3)	3,200	3,200,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank N.A.), 1.65%, 6/15/46(3)	2,500	2,500,000

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Riverside, CA, Water System Revenue, 2.21%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	$485	$485,000
		$6,686,050

Total Tax-Exempt Municipal Securities — 89.0% (identified cost $120,868,328)		$121,741,055

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.38%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(4)	$490	$492,215

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $489,893)		$492,215

Taxable Municipal Securities — 5.5%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.9%
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28(5)	$2,500	$2,655,000
		$2,655,000

Senior Living / Life Care — 1.6%
Berks County Industrial Development Authority, PA, (The Highlands at Wyomissing), 3.20%, 5/15/21	$975	$976,989
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,063,466
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(4)	90	89,972
		$2,130,427

Special Tax Revenue — 2.0%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,284,737
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	999,640
St. Louis Land Clearance for Redevelopment Authority, MO, (Scottrade Center), 5.625%, 4/1/31	500	500,415
		$2,784,792

Total Taxable Municipal Securities — 5.5% (identified cost $7,412,506)		$7,570,219

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments — continued

Corporate Bonds & Notes — 0.9%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.9%
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	$1,250	$1,244,316

Total Corporate Bonds & Notes — 0.9% (identified cost $1,250,000)		$1,244,316

Total Investments — 95.8% (identified cost $130,020,727)		$131,047,805

Other Assets, Less Liabilities — 4.2%		$5,747,429

Net Assets — 100.0%		$136,795,234

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $17,021,929 or 12.4% of the Fund’s net assets.

(5)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
Liq	–	Liquidity Provider
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Statement of Assets and Liabilities

Assets	March 31, 2018
Investments, at value (identified cost, $130,020,727)	$131,047,805
Cash	6,680,772
Interest receivable	1,037,469
Receivable for Fund shares sold	4,461,741
Receivable from affiliate	12,228
Total assets	$143,240,015

Liabilities
Payable for when-issued securities	$6,167,350
Payable for Fund shares redeemed	126,096
Distributions payable	34,438
Payable to affiliates:
Investment adviser fee	42,192
Distribution and service fees	16,026
Accrued expenses	58,679
Total liabilities	$6,444,781
Net Assets	$136,795,234

Sources of Net Assets
Paid-in capital	$136,128,278
Accumulated distributions in excess of net investment income	(8,056)
Accumulated net realized loss	(352,066)
Net unrealized appreciation	1,027,078
Net Assets	$136,795,234

Class A Shares
Net Assets	$36,045,116
Shares Outstanding	3,622,994
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.18

Class C Shares
Net Assets	$16,403,310
Shares Outstanding	1,721,330
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.53

Class I Shares
Net Assets	$84,346,808
Shares Outstanding	8,474,914
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Statement of Operations

Investment Income	Year Ended March 31, 2018
Interest	$2,011,450
Total investment income	$2,011,450

Expenses
Investment adviser fee	$283,772
Distribution and service fees
Class A	44,013
Class C	98,809
Trustees’ fees and expenses	3,693
Custodian fee	26,270
Transfer and dividend disbursing agent fees	25,936
Legal and accounting services	44,754
Printing and postage	13,822
Registration fees	71,166
Miscellaneous	27,764
Total expenses	$639,999
Deduct —
Allocation of expenses to affiliate	$105,199
Total expense reductions	$105,199

Net expenses	$534,800

Net investment income	$1,476,650

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$217,054
Net realized gain	$217,054
Change in unrealized appreciation (depreciation) —
Investments	$83,605
Net change in unrealized appreciation (depreciation)	$83,605

Net realized and unrealized gain	$300,659

Net increase in net assets from operations	$1,777,309

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$1,476,650	$1,239,451
Net realized gain	217,054	3,037,215
Net change in unrealized appreciation (depreciation)	83,605	(4,141,926)
Net increase in net assets from operations	$1,777,309	$134,740
Distributions to shareholders —
From net investment income
Class A	$(617,098)	$(725,923)
Class C	(147,548)	(162,008)
Class I	(691,417)	(333,373)
Total distributions to shareholders	$(1,456,063)	$(1,221,304)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,462,102	$2,301,298
Class C	9,630,045	1,252,313
Class I	90,268,161	9,791,118
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	525,627	635,894
Class C	128,160	127,968
Class I	550,030	90,896
Cost of shares redeemed
Class A	(4,718,853)	(13,226,951)
Class C	(2,779,773)	(2,235,414)
Class I	(14,197,098)	(17,812,853)
Net increase (decrease) in net assets from Fund share transactions	$94,868,401	$(19,075,731)

Net increase (decrease) in net assets	$95,189,647	$(20,162,295)

Net Assets
At beginning of year	$41,605,587	$61,767,882
At end of year	$136,795,234	$41,605,587

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(8,056)	$(8,427)

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Financial Highlights

	Class A
	Year Ended March 31,
	2018		2017		2016	2015	2014
Net asset value — Beginning of year	$9.830		$10.060		$10.030	$9.900	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.212		$0.248		$0.264	$0.271	$0.289
Net realized and unrealized gain (loss)	0.117		(0.235)		0.027	0.128	(0.372)

Total income (loss) from operations	$0.329		$0.013		$0.291	$0.399	$(0.083)

Less Distributions
From net investment income	$(0.209)		$(0.243)		$(0.261)	$(0.269)	$(0.287)

Total distributions	$(0.209)		$(0.243)		$(0.261)	$(0.269)	$(0.287)

Net asset value — End of year	$9.950		$9.830		$10.060	$10.030	$9.900

Total Return(2)	3.36	%(3)	0.13	%(3)	2.95%	4.06%	(0.77)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,045		$24,526		$35,441	$43,069	$39,604
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.70	%(3)	0.80	%(3)(5)	0.77%	0.77%	0.78%
Net investment income	2.13%		2.48%		2.65%	2.71%	2.91%
Portfolio Turnover	55%		82%		9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15% and 0.22% of average daily net assets for the years ended March 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Financial Highlights — continued

	Class C
	Year Ended March 31,
	2018		2017		2016	2015	2014
Net asset value — Beginning of year	$9.410		$9.640		$9.610	$9.480	$9.840

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.165		$0.181	$0.188	$0.206
Net realized and unrealized gain (loss)	0.117		(0.234)		0.027	0.127	(0.362)

Total income (loss) from operations	$0.248		$(0.069)		$0.208	$0.315	$(0.156)

Less Distributions
From net investment income	$(0.128)		$(0.161)		$(0.178)	$(0.185)	$(0.204)

Total distributions	$(0.128)		$(0.161)		$(0.178)	$(0.185)	$(0.204)

Net asset value — End of year	$9.530		$9.410		$9.640	$9.610	$9.480

Total Return(2)	2.64	%(3)	(0.73	)%(3)	2.20%	3.34%	(1.57)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,403		$9,324		$10,396	$11,036	$11,152
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(3)	1.55	%(3)(5)	1.52%	1.52%	1.53%
Net investment income	1.37%		1.72%		1.89%	1.96%	2.16%
Portfolio Turnover	55%		82%		9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15% and 0.24% of average daily net assets for the years ended March 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Financial Highlights — continued

	Class I
	Year Ended March 31,
	2018		2017		2016	2015	2014
Net asset value — Beginning of year	$9.830		$10.060		$10.030	$9.900	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.226		$0.269		$0.278	$0.286	$0.304
Net realized and unrealized gain (loss)	0.118		(0.242)		0.027	0.128	(0.372)

Total income (loss) from operations	$0.344		$0.027		$0.305	$0.414	$(0.068)

Less Distributions
From net investment income	$(0.224)		$(0.257)		$(0.275)	$(0.284)	$(0.302)

Total distributions	$(0.224)		$(0.257)		$(0.275)	$(0.284)	$(0.302)

Net asset value — End of year	$9.950		$9.830		$10.060	$10.030	$9.900

Total Return(2)	3.51	%(3)	0.27	%(3)	3.10%	4.21%	(0.62)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,347		$7,755		$15,931	$13,677	$10,227
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.55	%(3)	0.68	%(3)(5)	0.62%	0.62%	0.63%
Net investment income	2.26%		2.68%		2.79%	2.85%	3.07%
Portfolio Turnover	55%		82%		9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15% and 0.11% of average daily net assets for the years ended March 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

18

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2018 and March 31, 2017 was as follows:

	Year Ended March 31,
	2018	2017

Distributions declared from:
Tax-exempt income	$1,360,267	$1,196,638
Ordinary income	$95,796	$24,666

During the year ended March 31, 2018, accumulated net realized loss was decreased by $457,245, accumulated undistributed net investment income was decreased by $20,216 and paid-in capital was decreased by $437,029 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$26,382
Capital loss carryforwards	$(435,325)
Net unrealized appreciation	$1,110,337
Other temporary differences	$(34,438)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the timing of recognizing distributions to shareholders, premium amortization and accretion of market discount.

At March 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $435,325 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on March 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

19

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

During the year ended March 31, 2018, capital loss carryforwards of $219,412 were utilized to offset net realized gains by the Fund.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,937,468

Gross unrealized appreciation	$1,511,456
Gross unrealized depreciation	(401,119)

Net unrealized appreciation	$1,110,337

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion, and at a reduced rate on daily net assets of $1 billion or more, and is payable monthly. For the year ended March 31, 2018, the investment adviser fee amounted to $283,772 or 0.40% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after July 31, 2018. Pursuant to this agreement, EVM was allocated $105,199 of the Fund’s operating expenses for the year ended March 31, 2018.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2018, EVM earned $3,324 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,843 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2018 amounted to $44,013 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2018, the Fund paid or accrued to EVD $82,341 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2018 amounted to $16,468 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

20

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2018, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $127,573,696 and $39,512,541, respectively, for the year ended March 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2018	2017

Sales	1,548,683	233,350
Issued to shareholders electing to receive payments of distributions in Fund shares	52,742	63,632
Redemptions	(473,733)	(1,323,475)

Net increase (decrease)	1,127,692	(1,026,493)

	Year Ended March 31,
Class C	2018	2017

Sales	1,008,770	132,616
Issued to shareholders electing to receive payments of distributions in Fund shares	13,429	13,380
Redemptions	(291,314)	(234,053)

Net increase (decrease)	730,885	(88,057)

	Year Ended March 31,
Class I	2018	2017

Sales	9,054,505	985,119
Issued to shareholders electing to receive payments of distributions in Fund shares	55,206	9,116
Redemptions	(1,423,604)	(1,788,613)

Net increase (decrease)	7,686,107	(794,378)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2018.

21

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$121,741,055	$—	$121,741,055
Tax-Exempt Mortgage-Backed Securities	—	492,215	—	492,215
Taxable Municipal Securities	—	7,570,219	—	7,570,219
Corporate Bonds & Notes	—	1,244,316	—	1,244,316

Total Investments	$—	$131,047,805	$—	$131,047,805

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

22

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Short Duration Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 18, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

23

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2018, the Fund designates 93.42% of distributions from net investment income as an exempt-interest dividend.

24

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

25

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds in 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

26

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23361    3.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Floating-Rate Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Municipal Opportunities Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 4 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

(a-d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2017 and March 31, 2018 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Floating-Rate Municipal Income Fund

Fiscal Years Ended	03/31/17	03/31/18
Audit Fees	$32,750	$34,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,145	$9,028
All Other Fees(3)	$0	$0

Total	$42,895	$43,428

Eaton Vance Short Duration Municipal Opportunities Fund

Fiscal Years Ended	03/31/17	03/31/18
Audit Fees	$33,930	$33,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,895	$9,028
All Other Fees(3)	$0	$0

Total	$42,825	$42,958

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/17	03/31/18
Audit Fees	$59,850	$53,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,422	$11,593
All Other Fees(3)	$0	$0

Total	$71,272	$65,143

Eaton Vance New York Municipal Opportunities Fund

Fiscal Years Ended	03/31/17	03/31/18
Audit Fees	$37,680	$37,680
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,103	$9,240
All Other Fees(3)	$0	$0

Total	$46,783	$46,920

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. .
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at 3/31/2017, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	03/31/17	03/31/18
Audit Fees	$164,210	$159,560
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$39,565	$38,889
All Other Fees(3)	$0	$0

Total	$203,775	$198,449

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/17	03/31/18
Registrant(1)	$39,565	$38,889
Eaton Vance(2)	$46,000	$155,208

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018